Investments And Fair Value Measurements	12 Months Ended
Dec. 31, 2012
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Investments And Fair Value Measurements

4. Investments and Fair Value Measurements

Short-term investments consisted of (in millions):

	December 31,
	2012	2011
Overnight investments, time deposits and Repurchase agreements	$308	$131
Corporate and bank notes	2,121	1,808
U. S. government agency mortgages	545	502
U.S. government agency notes		—
Commingled funds	435	1,274
Other	3	3

	$3,412	$3,718

Short-term investments at December 31, 2012, by contractual maturity included (in millions):

Due in one year or less	$2,262
Due between one year and three years	605
Due after three years	545

$3,412

All short-term investments are classified as available-for-sale and stated at fair value. Unrealized gains and losses are reflected as a component of Accumulated other comprehensive income (loss).

The Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s short-term investments classified as Level 2 primarily utilize broker quotes in a non-active market for valuation of these securities. The Company’s fuel derivative contracts, which consist primarily of call options, collars (consisting of a purchased call option and a sold put option) and call spreads (consisting of a purchased call option and a sold call option), are valued using energy and commodity market data which is derived by combining raw inputs with quantitative models and processes to generate forward curves and volatilities. Heating oil, jet fuel and crude oil are the primary underlying commodities in the hedge portfolio. No changes in valuation techniques or inputs occurred during the year ended December 31, 2012.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

(in millions)	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Description
Short-term investments[1,2]
Money market funds	$438	$438	$—	$—
Government agency investments	545	—	545	—
Repurchase agreements	304	—	304	—
Corporate obligations	1,519		1,519	—
Bank notes / Certificates of deposit / Time deposits	606		606	—

	3,412	438	2,974	—
Restricted cash and short-term investments[1]	850	850	—	—
Fuel derivative contracts, net[1]	65	—	65	—

Total	$4,327	$1,288	$3,039	$—

[1]

Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.

[2]

The Company’s short-term investments mature in one year or less except for $200 million of Bank notes/Certificates of deposit/Time deposits, $545 million of U.S. Government agency investments and $405 million of Corporate obligations which have maturity dates exceeding one year.

No significant transfers between Level 1 and Level 2 occurred during the year ended December 31, 2012. The Company’s policy regarding the recording of transfers between levels is to record any such transfers at the end of the reporting period.

As of December 31, 2012, the Company had no exposure to European sovereign debt.